Exhibit 99.1

Harley-Davidson Motorcycle Trust 2011-1

$140,000,000 0.28863% Motorcycle Contract Backed Notes, Class A-1

$100,000,000 0.61% Motorcycle Contract Backed Notes, Class A-2a

$75,000,000 LIBOR + 0.20% Motorcycle Contract Backed Notes, Class A-2b

$160,000,000 0.96% Motorcycle Contract Backed Notes, Class A-3

$71,140,000 1.31% Motorcycle Contract Backed Notes, Class A-4

$27,240,000 2.12% Motorcycle Contract Backed Notes, Class B

$26,620,000 2.41% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the December 15, 2011 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of August 01, 2011, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on August 15, 2011.

Beginning of Due Period	11/1/2011
End of Due Period	11/30/2011
Determination Date	12/6/2011
Record Date	12/14/2011
Distribution Date	12/15/2011
Interest Determination Date	11/11/2011
LIBOR as of the Interest Determination Date	0.24900%
Number of days in Interest Period (ACT/360 basis)	30
Number of days in Interest Period (30/360 basis)	30

	Number	Cutoff		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	50,869	7/31/2011	8/12/2011	633,579,761.08

Total	50,869			$633,579,761.08

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$571,514,076.86

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	9,448,286.26
Principal collections on Contracts paid off in full during Due Period	8,537,769.04
Balance of Contracts liquidated during Due Period	270,783.75
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,804.55

Decline in Aggregate Principal Balance		18,258,643.60

Aggregate Principal Balance at end of Due Period		553,255,433.26

Pool factor		0.8732214

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$140,000,000.00	$100,000,000.00	$75,000,000.00	$160,000,000.00	$71,140,000.00	$27,240,000.00	$26,620,000.00	$600,000,000.00

Note balance as of prior Distribution Date	77,934,349.52	100,000,000.00	75,000,000.00	160,000,000.00	71,140,000.00	27,240,000.00	26,620,000.00	$537,934,349.52

First Priority Principal Distributable Amount	—	—	—	—	—	—	—	—

Second Priority Principal Distributable Amount	—	—	—	—	—	—	—	—

Noteholders’ Regular Principal Distributable Amount	18,258,643.60	—	—	—	—	—	—	18,258,643.60

Principal Distributable Amount *	18,258,643.60	—	—	—	—	—	—	18,258,643.60

Note balance at end of Due Period	$59,675,705.92	$100,000,000.00	$75,000,000.00	$160,000,000.00	$71,140,000.00	$27,240,000.00	$26,620,000.00	$519,675,705.92

Note Pool factor at begininning of Due Period	0.5566739	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note Pool factor at end of Due Period	0.4262550	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest				Note Monthly	Note Interest
	Note Balance	Carryover Shortfall			Interest	Interest	Carryover Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$77,934,349.52	$—	0.28863%	30	ACT/360	$18,745.16	$—	$18,745.16
A-2a	100,000,000.00	—	0.61%	30	30/360	50,833.33	—	50,833.33
A-2b	75,000,000.00	—	0.44900%	30	ACT/360	28,062.50	—	28,062.50
A-3	160,000,000.00	—	0.96%	30	30/360	128,000.00	—	128,000.00
A-4	71,140,000.00	—	1.31%	30	30/360	77,661.17	—	77,661.17
B	27,240,000.00	—	2.12%	30	30/360	48,124.00	—	48,124.00
C	26,620,000.00	—	2.41%	30	30/360	53,461.83	—	53,461.83
Totals	$537,934,349.52	$—				$404,887.99	$—	$404,887.99

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$17,607,035.20
Interest collections on Contracts during Due Period	5,472,382.08
Net Liquidation Proceeds	383,251.01
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	295,460.15
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	1,759.31

Total Available Monies		23,759,887.75

Distribution of Available Monies in order of priority:

Reimbursement Amount	242,915.66
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	476,261.73
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,071.59
Class A Note Interest Distributable Amount	303,302.16
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	48,124.00
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	53,461.83
Class A Noteholders’ Regular Principal Distributable Amount	18,258,643.60
Class B Noteholders’ Regular Principal Distributable Amount	—
Class C Noteholders’ Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	19,383,780.57

Excess Amounts (Shortfall)		4,376,107.18

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	4,376,107.18

Total distribution of Available Monies		$23,759,887.75

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$14,937,896.70
b) 1.00% of the Pool Balance as of the Cutoff Date	6,335,797.61
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	33,195,326.00
Specified Reserve Fund Balance		$14,937,896.70

Reserve Fund balance at beginning of Due Period		$15,430,880.08

Additions to Reserve Fund:

Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	929.54

Total additions		929.54

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	493,912.92

Total withdrawals		493,912.92

Reserve Fund balance at end of Due Period		$14,937,896.70

Calculation of Overcollateralization Target Amount:
The greatest of:
a) The lesser of:
x) 9.60% of the Aggregate Principal Balance at the end of the Due Period	53,112,521.59
y) 5.30% of the Aggregate Principal Balance as of the cutoff date	33,579,727.34
b) 1.50% of the Aggregate Principal Balance as of the Cutoff Date	9,503,696.42
c) If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)	33,579,727.34

Overcollateralization Target Amount for current Distribution Date		$33,579,727.34

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	33,579,761.08	5.30%
Overcollateralization Target Amount for current Distribution Date	33,579,727.34	6.07%
Overcollateralization Amount at current Distribution Date	33,579,727.34	6.07%

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	4
Trigger Status? Yes or No	No

Monthly losses

	Number of		% of Principal Balance at
	Contracts	Amount	beginning of Due Period
Principal Balance of Liquidated Contracts for the Due Period	47	$649,803.85	0.114%

Less:
Net Liquidation Proceeds for the Due Period	46	383,251.01	0.067%

Net Liquidation Losses for the Due Period		$266,552.84	0.047%

Net Liquidation Loss ratio			0.560%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	0.560%
Net Liquidation Loss ratio - prior Distribution Date	0.259%
Net Liquidation Loss ratio - second prior Distribution Date	0.041%
Three-month average Loss ratio	0.287%

Cumulative losses

	Number of		% of Initial Principal
	Contracts	Amount	Balance
Cumulative Liquidated Contracts	68	$966,557.36	0.153%
Cumulative Net Liquidation Proceeds	67	545,695.76	0.086%
Cumulative Net Liquidation Losses		420,861.60	0.066%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,189.14

Cumulative Loss Ratio

Cumulative Loss Ratio	0.066%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1-12	2.000%
13-24	3.000%
25-36	4.000%
37-48	5.000%
49 or greater	5.500%

Delinquencies

Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
30-59	468	$5,483,037.71	$114,339.82	0.959%
60-89	155	1,931,501.88	70,778.01	0.338%
90-119	82	1,055,803.83	61,033.27	0.185%
120+	51	709,384.87	49,309.05	0.124%
Totals	756	$9,179,728.29	$295,460.15	1.606%

60+ Delinquency Amount	288	$3,696,690.58		0.647%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date	0.647%
60+ day delinquency ratio - prior Distribution Date	0.453%
60+ day delinquency ratio - second prior Distribution Date	0.233%
Three-month average 60+ day delinquency ratio	0.444%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	47,472	46,318
Principal Balance of Contracts	571,514,076.86	553,255,433.26
Weighted average original term	71.46	71.53
Weighted average remaining term	59.48	58.69
Weighted average age	11.98	12.84
One month prepayments (ABS)	1.72%	1.59%
Weighted average Contract Rate	11.72%	11.74%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$35,290,841.03	6.38%
5.001% - 10.000%	202,204,730.49	36.55%
10.001% - 15.000%	190,087,168.60	34.36%
15.001% - 20.000%	80,015,985.05	14.46%
20.001% or greater	45,656,708.09	8.25%

Advances made by Servicer in current Due Period		$295,460.15
Reimbursement Amount due to Servicer		242,915.66
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.               Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.               Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.               Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.               Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.               Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.               During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.               Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of August 1, 2011 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2011-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from November 1, 2011 to November 30, 2011 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 13th day of December, 2011.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary